Capital Stock Common Stock Issued, in Treasury, and Outstanding (Details) - shares shares in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Common stock, shares issued	1,224	1,224	1,221	1,219
Treasury stock, shares	(3)	(4)	(2)	(2)
Common stock, shares outstanding	1,221	1,220	1,219	1,217
Exercise of stock options, issuance of other stock awards, and other - shares issued	0	3	2
Exercise of stock options, issuance of other stock awards, and other - treasury shares	1	(2)	0
Exercise of stock options, issuance of other stock awards, and other - shares outstanding	1	1	2